Government Grant (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of government grants [text block] [Abstract]
Agreement for non-refundable, description	In May 2019, Telesat entered into an agreement for a non-refundable government contribution of a value up to $85 million to July 31, 2023 relating to the Telesat Lightspeed Constellation.
Recorded relating to agreement		$ 12.0	$ 5.0